UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: September, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments

September 30, 2006

(Unaudited)

Shares	Security	Value
COMMON STOCK – (97.67%)

AUTOMOBILES & COMPONENTS – (5.50%)
2,867,000	Harley-Davidson, Inc.	$179,904,250
CAPITAL GOODS – (9.40%)
10,985,000	Tyco International Ltd.	307,470,150
CAPITAL MARKETS – (8.54%)
3,267,640	Ameriprise Financial, Inc.	153,252,316
1,614,000	Merrill Lynch & Co., Inc.	126,247,080
		279,499,396
CONSUMER FINANCE – (8.48%)
4,947,500	American Express Co.	277,455,800
DIVERSIFIED FINANCIAL SERVICES – (3.65%)
2,541,600	JPMorgan Chase & Co.	119,353,536
ENERGY – (7.66%)
4,211,500	ConocoPhillips	250,710,595
FOOD & STAPLES RETAILING – (13.77%)
4,554,100	Costco Wholesale Corp.	226,156,606
4,552,900	Wal-Mart Stores, Inc.	224,549,028
		450,705,634
FOOD, BEVERAGE & TOBACCO – (8.30%)
2,636,400	Altria Group, Inc.	201,816,420
1,560,200	Coca-Cola Co.	69,709,736
		271,526,156
HOUSEHOLD & PERSONAL PRODUCTS – (5.58%)
2,945,500	Procter & Gamble Co.	182,562,090
MOVIES & ENTERTAINMENT – (3.26%)
5,421,000	News Corp., Class A	106,522,650
MULTI-LINE INSURANCE – (9.13%)
4,508,600	American International Group, Inc.	298,739,836
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.79%)
901,500	Johnson & Johnson	58,543,410
PROPERTY & CASUALTY INSURANCE – (4.03%)
1,375	Berkshire Hathaway Inc., Class A*	131,725,000
SOFTWARE & SERVICES – (4.58%)
5,489,400	Microsoft Corp.	149,970,408
TELECOMMUNICATION SERVICES – (0.76%)
1,457,000	Sprint Nextel Corp.	24,987,550
THRIFT & MORTGAGE FINANCE – (3.24%)
1,372,000	Golden West Financial Corp.	105,987,000

	Total Common Stock – (identified cost $2,657,264,756)	3,195,663,461

Schedule of Investments - (Continued)

September 30, 2006

(Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (1.91%)

$10,820,000	Banc of America Securities LLC Joint Repurchase Agreement,
	5.35%, 10/02/06, dated 09/29/06, repurchase value of
	$10,824,824 (collateralized by: U.S. Government agency
	mortgages in a pooled cash account, 5.00%, 05/01/35-07/01/35,
	total market value $11,036,400)	$10,820,000
12,172,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	5.40%, 10/02/06, dated 09/29/06, repurchase value of
	$12,177,477 (collateralized by: U.S. Government agency
	mortgages in a pooled cash account, 0.00%-6.00%,
	03/15/13-10/25/36, total market value $12,415,440)	12,172,000
13,525,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $13,531,030
	(collateralized by: U.S. Government agency obligations in a
	pooled cash account, 0.00%, 10/15/13-01/15/21, total market
	value $13,795,500)	13,525,000
13,525,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.37%, 10/02/06, dated 09/29/06, repurchase value of
	$13,531,052 (collateralized by: U.S. Government agency
	mortgages and obligations in a pooled cash account, 5.25%-
	6.599%, 04/18/16-09/01/36, total market value $13,795,500)	13,525,000
12,355,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $12,360,508
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-8.00%, 12/01/07-08/01/36,
	total market value $12,602,100)	12,355,000

	Total Short Term Investments – (identified cost $62,397,000)	62,397,000

Total Investments – (99.58%) – (identified cost $2,719,661,756) – (a)		3,258,060,461
Other Assets Less Liabilities – (0.42%)		13,779,871
Total Net Assets – (100.00%)		$3,271,840,332

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $2,721,675,520. At September 30, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$572,216,221
Unrealized depreciation	(35,831,280)
Net unrealized appreciation	$536,384,941

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 27, 2006